Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Summary of Inventories
	December 31,
	2021	2020
Raw materials	$111,713	$29,005
Work in progress	142,935	52,515
Finished goods	120,863	24,293
Total inventories	$375,511	$105,813